Other Financial Statement Details - Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	$ 5,907	$ 5,158
Accumulated depreciation	(4,183)	(3,630)
Total property and equipment, net	1,724	1,528
Depreciation	627	649	$ 574
Net change in property and equipment included in accounts payable (2017 - not material)	10		$ 35
Long-lived assets	1,724	1,528
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,566	1,432
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	158	96
Computer equipment and software
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	2,664	2,301
Internal use software and website development costs
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	2,149	1,828
Land and buildings
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	408	364
Leasehold improvements
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	420	388
Furniture and fixtures
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	147	129
Development in progress and other
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, gross	$ 119	$ 148